Omeclamox®-Pak, RediTrex® and Vibativ® - Vibativ Acquisition - Narrative (Details) - USD ($)		1 Months Ended	12 Months Ended
	Mar. 08, 2019	Nov. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Payments to acquire businesses			$ 5,000,000	$ 20,000,000	$ 0
Current portion of accrued contingent consideration			2,374,776	2,290,000
Noncurrent portion of accrued contingent consideration			6,258,813	$ 7,212,000
VIBATIV
Business Acquisition [Line Items]
Payments to acquire businesses		$ 20,000,000.0	20,000,000
Additional payments to acquire businesses	$ 5,000,000.0		$ 5,000,000
Tiered royalty payments (percentage)		20.00%